World Omni Auto Receivables Trust 2007-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2007

Dates Covered
Collections Period	12/01/07 - 12/31/07
Interest Accrual Period	12/17/07 - 1/14/08
30/360 Days	30
Actual/360 Days	29
Distribution Date	01/15/08

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/07	885,869,108.24	44,967
Yield Supplement Overcollateralization Amount at 11/30/07	18,679,605.42	0

Receivables Balance at 11/30/07	904,548,713.66	44,967
Principal Payments	22,071,448.55	988
Defaulted Receivables	954,551.03	39
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/07	17,872,174.40	0

Pool Balance at 12/31/07	863,650,539.68	43,940

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	968,185,601.19	46,688
Delinquent Receivables:
Past Due 31-60 days	11,595,603.89	562
Past Due 61-90 days	3,703,680.19	173
Past Due 91 + days	1,910,536.29	85

Total	17,209,820.37	820

Total 31+ Delinquent as % Ending Pool Balance	1.99%

Recoveries	343,878.60

Aggregate Net Losses-December 2007	610,672.43

Overcollateralization Target Amount	12,954,758.10
Actual Overcollateralization	10,275,393.37

Weighted Average APR, Yield Adjusted	8.94%
Weighted Average Remaining Term	59.61

Flow of Funds	$ Amount
Collections	28,082,312.41
Advances	56,934.66
Investment Earnings on Cash Accounts	128,974.62
Servicing Fee	(753,790.59)
Repurchased Accounts	—
Interest Rate Swap Receipt	9,092.78

Available Funds	27,523,523.88

Distributions of Available Funds
(1) Monthly Swap Payment Amount	9,757.29
(2) Class A Interest	3,710,514.38
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	212,444.48
(5) Second Priority Principal Distributable Amount	13,315,414.36
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	10,275,393.37
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	27,523,523.88

Servicing Fee	753,790.59
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	900,000,000.00
Original Class B	42,631,000.00

Total Class A & B
Note Balance @ 12/17/07	876,965,954.04
Principal Paid	23,590,807.73
Note balance @ 01/15/08	853,375,146.31

Class A-1
Note Balance @ 12/17/07	121,334,954.04
Principal Paid	23,590,807.73
Note balance @ 01/15/08	97,744,146.31
Note Factor @ 01/15/08	52.2695970%

Class A-2a
Note Balance @ 12/17/07	85,000,000.00
Principal Paid	0.00
Note balance @ 01/15/08	85,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class A-2b
Note Balance @ 12/17/07	85,000,000.00
Principal Paid	0.00
Note balance @ 01/15/08	85,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class A-3a
Note Balance @ 12/17/07	250,000,000.00
Principal Paid	0.00
Note balance @ 01/15/08	250,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class A-3b
Note Balance @ 12/17/07	104,000,000.00
Principal Paid	0.00
Note balance @ 01/15/08	104,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class A-4
Note Balance @ 12/17/07	189,000,000.00
Principal Paid	0.00
Note balance @ 01/15/08	189,000,000.00
Note Factor @ 01/15/08	100.0000000%

Class B
Note Balance @ 12/17/07	42,631,000.00
Principal Paid	0.00
Note balance @ 01/15/08	42,631,000.00
Note Factor @ 01/15/08	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	3,922,958.86
Total Principal Paid	23,590,807.73

Total Paid	27,513,766.59

Class A-1
Coupon	5.67635%
Interest Paid	554,818.06
Principal Paid	23,590,807.73

Total Paid to A-1 Holders	24,145,625.79

Class A-2a
Coupon	5.46000%
Interest Paid	386,750.00
Principal Paid	0.00

Total Paid to A-2 Holders	386,750.00

Class A-2b
Coupon	5.34750%
Interest Paid	366,155.21
Principal Paid	0.00

Total Paid to A-2 Holders	366,155.21

Class A-3a
Coupon	5.28000%
Interest Paid	1,100,000.00
Principal Paid	0.00

Total Paid to A-3 Holders	1,100,000.00

Class A-3b
Coupon	5.41750%
Interest Paid	453,866.11
Principal Paid	0.00

Total Paid to A-3 Holders	453,866.11

Class A-4
Coupon	5.39000%
Interest Paid	848,925.00
Principal Paid	0.00

Total Paid to A-4 Holders	848,925.00

Class B
Coupon	5.98000%
Interest Paid	212,444.48
Principal Paid	0.00

Total Paid to B Holders	212,444.48

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	4.1617121
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.0265562

Total Distribution Amount	29.1882683

A-1 Interest Distribution Amount	2.9669415
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	126.1540520

Total A-1 Distribution Amount	129.1209935

A-2a Interest Distribution Amount	4.5500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.5500000

A-2b Interest Distribution Amount	4.3077084
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.3077084

A-3a Interest Distribution Amount	4.4000000
A-3a Interest Carryover Shortfall	0.0000000
A-3a Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.4000000

A-3b Interest Distribution Amount	4.3640972
A-3b Interest Carryover Shortfall	0.0000000
A-3b Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3640972

A-4 Interest Distribution Amount	4.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.4916667

B Interest Distribution Amount	4.9833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.9833333

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	564.43
Noteholders’ Principal Distributable Amount	435.57

Account Balances	$ Amount

Advances
Balance as of 11/30/07	211,565.13
Balance as of 12/31/07	268,499.79
Change	56,934.66

Reserve Fund
Balance as of 11/30/07	2,378,084.90
Investment Earnings	9,875.71
Prior Month’s Investment Earnings paid	(9,665.30)
Withdrawal	0.00
Balance as of 12/31/07	2,378,295.31
Change	210.41

Reserve Fund Requirement	2,368,439.21